UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-04722
                                                     ---------

                             FMI Mutual Funds, Inc.
                             ----------------------
               (Exact name of registrant as specified in charter)

                     100 East Wisconsin Avenue, Suite 2200
                          Milwaukee, Wisconsin  53202
                          ---------------------------
              (Address of principal executive offices) (Zip code)

                                 Ted D. Kellner
                           Fiduciary Management, Inc.
                     100 East Wisconsin Avenue, Suite 2200
                              Milwaukee, WI  53202
                              --------------------
                    (Name and address of agent for service)

                                 1-414-226-4555
                                 --------------

               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER
                         ----------------

Date of reporting period: JUNE 30, 2006
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Item 1. Schedule of Investments.

                       FMI Provident Trust Strategy Fund
                             Schedule of Investments
                                 June 30, 2006
                                  (Unaudited)

Shares or Principal Amount                                          Value
--------------------------                                          -----

COMMON STOCKS-70.2% (A)<F2>

COMMERCIAL SERVICES SECTOR-9.0%
-------------------------------
               Personnel Services-9.0%
     22,000    Manpower Inc.                                     $ 1,421,200
     40,000    Robert Half International Inc.                      1,680,000
                                                                 -----------
                                                                   3,101,200
ELECTRONIC TECHNOLOGY SECTOR-6.3%
---------------------------------
               Electronic Equipment/Instruments-6.3%
     30,000    Rockwell Automation Inc.                            2,160,300

FINANCE SECTOR-15.3%
--------------------
               Investment Banks/Brokers-6.1%
    130,000    Charles Schwab Corp.                                2,077,400

               Investment Managers-9.2 %
     19,000    Franklin Resources, Inc.                            1,649,390
     40,000    T. Rowe Price Group Inc.                            1,512,400
                                                                 -----------
                                                                   3,161,790
HEALTH SERVICES SECTOR-6.3%
---------------------------
               Health Industry Services-6.3%
     30,000    Express Scripts, Inc.*<F1>                          2,152,200

HEALTH TECHNOLOGY SECTOR-5.5%
-----------------------------
               Medical Specialties-5.5%
     60,000    Biomet, Inc.                                        1,877,400

INDUSTRIAL SERVICES SECTOR-5.3%
-------------------------------
               Engineering & Construction-5.3%
     23,000    Jacobs Engineering Group Inc.*<F1>                  1,831,720

PRODUCER MANUFACTURING SECTOR-4.1%
----------------------------------
               Industrial Machinery-4.1%
     30,000    Illinois Tool Works Inc.                            1,425,000

RETAIL TRADE SECTOR-11.3%
-------------------------
               Drugstore Chains-5.5%
     42,000    Walgreen Co.                                        1,883,280

               Home Improvement Chains-5.8%
     50,000    Fastenal Co.                                        2,014,500

TECHNOLOGY SERVICES SECTOR-3.3%
-------------------------------
               Information Technology Services-3.3%
     40,000    Accenture Ltd.                                      1,132,800

TRANSPORTATION SECTOR-3.8%
--------------------------
               Trucking-3.8%
     72,000    Heartland Express, Inc.                             1,288,080
                                                                 -----------
               Total common stocks                                24,105,670
                 (Cost $21,554,775)

SHORT-TERM INVESTMENTS-29.2% (A)<F2>

               Federal Agencies-16.0%
 $3,000,000    Federal Home Loan Bank, 5.00%, due 7/13/06          2,995,000
  2,500,000    Federal Home Loan Bank, 5.05%, due 7/19/06          2,493,688
                                                                 -----------
               Total federal agencies                              5,488,688
                 (Cost $5,488,688)

               Variable Rate Demand Notes-13.2%
  1,550,000    American Family Financial Services, 4.81%           1,550,000
  1,418,950    U.S. Bank, N.A., 5.10%                              1,418,950
  1,575,000    Wisconsin Corporate Central Credit Union, 5.02%     1,575,000
                                                                 -----------
               Total variable rate demand notes                    4,543,950
                 (Cost $4,543,950)                               -----------

               Total short-term investments                       10,032,638
                 (Cost $10,032,638)                               ----------

               Total investments-99.4%                            34,138,308
                 (Cost $31,587,413)

               Cash and receivables, less
                 Liabilities-0.6% (A)<F2>                            221,366
                                                                 -----------
               TOTAL NET ASSETS-100.0%                           $34,359,674
                                                                 -----------
                                                                 -----------
  *<F1>   Non-income producing security.

(A)<F2>   Percentages for the various classifications relate to net assets.

As of June 30, 2006, investment cost for federal tax purposes was $31,588,576 and the tax components of unrealized appreciation/depreciation were as follows:


Aggregate gross unrealized appreciation                $3,220,509

Aggregate gross unrealized depreciation                  (670,777)
                                                       ----------
Net unrealized appreciation                            $2,549,732
                                                       ----------
                                                       ----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) FMI Mutual Funds, Inc.
                  ----------------------

     By (Signature and Title) /s/ Ted D. Kellner
                              ---------------------------
                              Ted D. Kellner, President

     Date  8-2-06
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     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Ted D. Kellner
                              ---------------------------
                              Ted D. Kellner, President

     Date  8-2-06
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     By (Signature and Title) /s/ Ted D. Kellner
                              ------------------------
                              Ted D. Kellner, Treasurer

     Date  8-2-06
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